Income and mining taxes (Schedule of deferred taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 66.5	$ 102.6
Deferred tax liability	(375.3)	(340.4)
Deferred income tax liability	(308.8)	(237.8)	$ (255.3)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	66.5	102.6
Deferred tax liability	(343.1)	(305.5)
Deferred income tax liability	(276.6)	(202.9)
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ (32.2)	$ (34.9)